Fair Value of SBA loans and the sensitivity to immediate changes in those assumptions (Detail) (Commercial Loan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commercial Loan [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Servicing Asset at Amortized Cost	$ 1,087	$ 1,697	$ 2,758
Fair value of retained interests	3,336	4,274
Weighted average life (in years)	3.2	3.2
Weighted average prepayment speed (annual rate)	5.50%	8.00%
Impact on fair value of 10% adverse change	(46)	(86)
Impact on fair value of 20% adverse change	(95)	(178)
Weighted average discount rate (annual rate)	13.00%	13.00%
Impact on fair value of 10% adverse change	(103)	(130)
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Impact of 20 Percent Adverse Change in Discount Rate	$ (210)	$ (265)